Commitments and Contingencies - Supplemental balance sheet information related to the operating lease (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies.
Term of operating leases			3 years
Minimum lease payments by fiscal year
2023	$ 78	$ 309	$ 248
2024	292	292	309
Total future minimum lease payments	370	601	849
Less: Imputed interest	(22)	(77)	(117)
Present value of lease payments	348	524	732
Less: Current portion (included in other accrued expenses)	(296)	(257)	(208)
Noncurrent operating lease liability	52	242	524
Operating lease right-of-use asset	$ 323	$ 475	$ 729
Remaining lease term in years	1 year 2 months 12 days	1 year 10 months 24 days	2 years 10 months 24 days
Discount rate	10.00%		10.00%